UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGMENET INVESTMENT COMPANIES

Investment Company Act file number 811-22386

Excelsior Venture Partners III, LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road
Stamford, CT 06905

(Address of principal executive offices) (Zip code)

James D. Bowden

Merrill Lynch Alternative Investments LLC

100 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-637-2587

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

EXCELSIOR

VENTURE PARTNERS III, LLC

INVESTOR REPORT

For the Six Months Ended

April 30, 2014

EXCELSIOR VENTURE PARTNERS III, LLC

For the Six Months Ended April 30, 2014

Excelsior Venture Partners III, LLC

Schedule of Investments

April 30, 2014 (Unaudited)

Principal Amount/Shares	Private Companies (A), (B), (G), (H)	Acquisition Dates (C)	Cost	Fair Value	% of Net Assets (D)

Liquidating Trusts
Life Sciences
1,999,999	Archemix Liquidating Trust Preferred Series A (I)	08/02 - 11/03	$1,999,999	$—	—%
700,000	Archemix Liquidating Trust Preferred Series B (I)	03/04 - 12/05	335,187	—	—%
	Total LIQUIDATING TRUSTS - Private Companies		2,335,186	—	—%

Preferred Stocks
Wireless
4,433,333	Ethertronics, Inc. Series B (E)	06/01 - 05/04	6,650,000	21,787,867	47.29%
1,969,205	Ethertronics, Inc. Series C (E)	05/05 - 03/10	2,953,808	9,677,771	21.00%
758,542	Ethertronics, Inc. Series D (E)	03/09	1,137,813	3,727,896	8.09%
	Total Preferred Stocks - Private Companies		10,741,621	35,193,534	76.38%

	Total Private Companies		$13,076,807	$35,193,534	76.38%

The accompanying notes are an integral part of these financial statements.

1

Excelsior Venture Partners III, LLC

Schedule of Investments (continued)

April 30, 3014 (Unaudited)

Percent Owned (F)	Private Investment Funds (A), (B), (G), (H)	Acquisition Dates (C)	Commitment	Cost	Fair Value	% of Net Assets (D)

Early-Stage Information Technology
0.98%	Sevin Rosen Fund IX, L.P.	10/04 - 08/11	$3,000,000	$2,376,609	$1,304,597	2.83%
2.36%	Tallwood II, L.P.	12/02 - 09/08	3,000,000	2,535,833	439,909	0.95%
1.70%	Valhalla Partners, L.P.	10/03 – 08/12	3,000,000	1,191,155	960,335	2.08%
			9,000,000	6,103,597	2,704,841	5.86%

Early-Stage Life Sciences and Technology
1.07%	Burrill Life Sciences Capital Fund, L.P.	12/02 - 09/13	3,000,000	—	145,303	0.32%
1.16%	CHL Medical Partners II, L.P.	01/02 - 05/09	2,000,000	209,859	547,399	1.19%
1.03%	CMEA Ventures VI, L.P.	12/03 - 07/13	3,000,000	2,493,516	1,094,844	2.38%
			8,000,000	2,703,375	1,787,546	3.89%

Multi-Stage Life Sciences, Communications and Health Care
0.33%	Advanced Technology Ventures VII, L.P.	08/01 - 09/13	2,700,000	615,231	1,246,536	2.71%
0.33%	Morgenthaler Partners VII, L.P.	07/01 - 01/10	3,000,000	843,391	630,882	1.37%
0.59%	Prospect Venture Partners II, L.P.	06/01 - 12/12	3,000,000	—	375,001	0.81%
			8,700,000	1,458,622	2,252,419	4.89%

	Total Private Investment Funds			10,265,594	6,744,806	14.64%

	TOTAL INVESTMENTS		$25,700,000	$23,342,401	41,938,340	91.02%

	OTHER ASSETS & LIABILITIES (NET)				4,138,524	8.98%

	NET ASSETS				$46,076,864	100.00%

(A)	Non-income producing securities. Restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted investments at April 30, 2014, aggregated $23,342,401. Total fair value of illiquid and restricted investments at April 30, 2014 was $41,938,340, or 91.02% of net assets.
(C)	Acquisition Dates cover a period from the original investment date to the last acquisition date and is a required disclosure for restricted investments only.
(D)	Calculated as fair value divided by the Company’s net assets.
(E)	At April 30, 2014, the Company owned 5% or more of Ethertronics, Inc. voting securities, thereby making Ethertronics, Inc. an affiliate as defined by the Investment Company Act of 1940, as amended (the “Investment Company Act”). Total fair value of securities of affiliates owned by the Company at April 30, 2014 (including investments in controlled affiliates) was $35,193,534, or 76.38% of net assets.
(F)	Represents the Company’s capital balance as a percentage of the Private Investment Fund’s total capital or the Company’s commitment as a percentage of the Private Investment Fund’s total commitments.

The accompanying notes are an integral part of these financial statements.

2

Excelsior Venture Partners III, LLC

Schedule of Investments (continued)

April 30, 3014 (Unaudited)

(G)	The estimated cost of the Private Companies at April 30, 2014, for federal income tax purposes aggregated $15,067,742. The net unrealized appreciation for federal income tax purposes was estimated to be $20,125,792. The net appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $24,451,913 and $4,326,121, respectively. The estimated cost of the Private Investment Funds at April 30, 2014, for federal income tax purposes aggregated $7,139,668. The net unrealized depreciation for federal income tax purposes was estimated to be $394,862. The net depreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $1,041,148 and $1,436,010, respectively.
(H)	All investments are based in the United States.
(I)	In addition to the fair value, Archemix unit holders may receive future amounts and possible milestone based earn outs. Contingent payments are subject to numerous risks and uncertainties, and therefore payments may never be earned or if earned may not be earned at the times currently estimated.

The accompanying notes are an integral part of these financial statements.

3

Excelsior Venture Partners III, LLC

Statement of Assets, Liabilities and Net Assets
April 30, 2014

ASSETS:
Unaffiliated issuers, at fair value (Cost $12,600,780)	$6,744,806
Non-controlled affiliated issuers, at fair value (Cost $10,741,621)	35,193,534
Investments, at fair value (Cost $23,342,401)	41,938,340
Cash and cash equivalents (Note 2)	4,381,678
Other assets	6,409
Total Assets	46,326,427

LIABILITIES:
Management fees payable	106,262
Audit fee payable	40,000
Legal fees payable	37,827
Independent Managers’ fees payable	26,500
Printing fees payable	22,221
Administration service fees payable	13,317
Distribution payable to Members	1,840
Custody fees payable	1,596
Total Liabilities	249,563
NET ASSETS	$46,076,864

NET ASSETS consist of:
Members’ capital paid-in*	$146,136,782
Members’ capital distributed	(49,518,579)
Accumulated net investment loss	(14,188,847)
Accumulated net realized loss on investments	(54,948,431)
Accumulated unrealized appreciation on investments	18,595,939
Total Net Assets	$46,076,864
Units of membership interest outstanding (Unlimited number of no par value units authorized)	295,210
NET ASSET VALUE PER UNIT	$156.08

*	Members’ capital paid-in consists of contributions from Members which are net of offering costs charged to the Members.

The accompanying notes are an integral part of these financial statements.

4

Excelsior Venture Partners III, LLC

Statement of Operations
For the six months ended April 30, 2014 (Unaudited)

INVESTMENT INCOME:
Interest income	$156
Total Investment Income	156

EXPENSES:
Management fees	207,300
Legal fees	91,463
Audit fee	40,850
Independent Managers’ fees	35,500
Administration fees	26,023
Printing fees	20,566
Insurance expense	10,926
Custody fees	9,468
Other expenses	13,154
Total Expenses	455,250
NET INVESTMENT LOSS	(455,094)

NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS: (Note 2)
Net realized loss on unaffiliated investments	(5,798,218)
Net change in unrealized appreciation on investments	13,678,073
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS	7,879,855
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,424,761

The accompanying notes are an integral part of these financial statements.

5

Excelsior Venture Partners III, LLC

Statements of Changes in Net Assets

	For the Six Months Ended April, 30, 2014 (Unaudited)	For the Fiscal Year Ended October 31, 2013 (Audited)
OPERATIONS:
Net investment loss	$(455,094)	$(876,732)
Net realized gain/(loss) on unaffiliated investments	(5,798,218)	150,083
Net change in unrealized appreciation/(depreciation) on investments	13,678,073	(9,205,555)
Net change in net assets resulting from operations	7,424,761	(9,932,204)

TRANSACTIONS IN UNITS OF MEMBERSHIP INTEREST:
Net decrease in net assets resulting from distributions to Members	(442,814)	(1,771,261)

Net change in net assets	6,981,947	(11,703,465)

NET ASSETS:
Beginning of period	39,094,917	50,798,382
End of period.	$46,076,864	$39,094,917

The accompanying notes are an integral part of these financial statements.

6

Excelsior Venture Partners III, LLC

Statement of Cash Flows
For the six months ended April 30, 2014 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in Net Assets resulting from operations	$7,424,761
Proceeds received from Private Companies and distributions received from Private Investment Funds	1,403,931
Adjustments to reconcile net change in net assets resulting from operations to net cash provided by/(used in) operating activities:
Net realized loss on unaffiliated investments	5,798,218
Net change in unrealized appreciation on investments	(13,678,073)
Changes in assets and liabilities related to operations
(Increase)/decrease in other assets	(6,409)
Increase/(decrease) in management fees payable	9,310
Increase/(decrease) in audit fee payable	(40,000)
Increase/(decrease) in legal fees payable	310
Increase/(decrease) in Independent Managers’ fees payable	16,000
Increase/(decrease) in printing fees payable	1,398
Increase/(decrease) in administration service fees payable	1,052
Increase/(decrease) in custody fees payable	(3,087)

Net cash provided by operating activities	927,411

CASH FLOWS FROM FINANCING ACTIVITIES
Distributions to Members	(441,513)

Net cash used in financing activities	(441,513)

Net change in cash and cash equivalents	485,898
Cash and cash equivalents at beginning of period	3,895,780
Cash and cash equivalents at end of period	$4,381,678

NONCASH ACTIVITIES
Receipt of in-kind distributions of securities from Private Investment Funds, at value on the date of distribution	$429,725

The accompanying notes are an integral part of these financial statements.

7

Excelsior Venture Partners III, LLC

Financial Highlights

	Six Months Ended April 30, 2014	Fiscal Years Ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Per Unit Operating Performance: (1)
NET ASSET VALUE, BEGINNING OF PERIOD:	$132.43	$172.08	$123.82	$126.42	$113.35	$136.44
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(1.54)	(2.97)	(3.07)	(3.39)	(3.67)	(3.68)
Net realized and unrealized gain/(loss) on investments	26.69	(30.68)	57.08	7.29	19.74	(12.41)
Net increase/(decrease) in net assets resulting from operations	25.15	(33.65)	54.01	3.90	16.07	(16.09)
DISTRIBUTIONS TO MEMBERS:
Net change in Net Assets due to distributions to Members	(1.50)	(6.00)	(5.75)	(6.50)	(3.00)	(7.00)
NET ASSET VALUE, END OF PERIOD:	$156.08	$132.43	$172.08	$123.82	$126.42	$113.35
TOTAL NET ASSET VALUE RETURN: (1), (2)	18.99%	(19.70%)	45.74%	2.93%	14.00%	(11.99%)

RATIOS TO AVERAGE NET ASSETS:
Net Assets, end of period (000’s)	$46,077	$39,095	$50,798	$36,553	$37,321	$33,462
Ratios to average Net Assets: (3), (4)
Gross expenses	2.30%	2.08%	2.47%	2.61%	3.00%	2.97%
Net expenses	2.30%	2.08%	2.47%	2.61%	3.00%	2.97%
Net investment loss	(2.30%)	(2.08%)	(2.47%)	(2.60%)	(2.99%)	(2.94%)
Portfolio Turnover Rate(5)	0.00%	0.72%	0.37%	1.51%	2.28%	3.97%

(1)	Selected data for a unit of membership interest outstanding throughout each period.

(2)	Total investment return based on per unit net asset value reflects the effects of changes in net asset value based on the performance of the Company during the period and assumes that distributions, if any, were reinvested at the Company’s net asset value as of the quarter-end immediately following the distribution date. The Company’s units are not traded in any market and, therefore, the market value total investment return is not calculated.

(3)	Ratios do not reflect the Company’s proportional share of net investment income (loss) and expenses, including any performance-based fees, of the Private Investment Funds.

(4)	Ratios for the six months ended April 30, 2014 are annualized.

The Private Investment Funds’ expense ratios have been obtained from audited financial statements of the respective Private Investment Funds for the fiscal year ended December 31, 2013 but are unaudited information in these financial statements. The range for these ratios is given below:

Private Investment Funds' Ratios (Unaudited)	Ratio Range
Expense ratios excluding incentive carried interest	(0.40)% - 14.86%
Incentive carried interest	(2.06)% - 9.75%
Expense plus incentive carried interest	0.18% - 23.23%

The Private Investment Funds’ management fees range from 2.00% to 2.50% on committed capital during the initial investment period and typically decrease over time as the Private Investment Funds seek to exit investments. The Private Investment Funds’ incentive fees range from 20% to 25% of profits generated by the Private Investment Funds.

(5)	Contributions paid to Private Investment Funds are included in the portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

8

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2014 (Unaudited)

Note 1 — Organization

Excelsior Venture Partners III, LLC (the “Company”) is a non-diversified, closed-end management investment company, which commenced operations on April 5, 2001. The Company was organized as a Delaware limited liability company on February 18, 2000. The Company registered its initial offering of units under the Securities Act of 1933, as amended (the “Securities Act”). The duration of the Company is ten years (subject to two 2-year extensions) from the final subscription closing, which occurred on May 11, 2001, at which time the affairs of the Company will be wound up and its assets distributed pro rata to members of the Company (“Members”) as soon as is practicable thereafter. On March 21, 2013 the Company’s Independent Managers (the “Board” or “Independent Managers”) authorized a second extension of the duration of the Company until May 21, 2015.

Pursuant to the Registration Statement on Form N-2 (File No. 333-30986), which was originally declared effective on September 7, 2000, the Company was authorized to offer an unlimited number of units of membership interest with no par value. The Company sold 295,210 units via a public offering, which closed on May 11, 2001, for gross proceeds totaling $147,605,000. At the time, units of the Company were made available through Charles Schwab & Co., Inc., the Company’s principal distributor.

The Company incurred offering costs associated with the public offering totaling $1,468,218. Net proceeds to the Company from the public offering, after offering costs, totaled $146,136,782.

Until January 29, 2010, the Company was treated as a business development company, or “BDC”, under the Investment Company Act of 1940, as amended (the “Investment Company Act”). BDCs are a specific type of investment company, as defined and regulated by the Investment Company Act, which focus primarily on investing in the privately issued securities of eligible portfolio companies, as defined by the Investment Company Act. A BDC must also make available significant managerial assistance to such companies.

At a special meeting held on December 10, 2009, Members of the Company approved a proposal to withdraw the Company’s election to be treated as a BDC and continue its operations as a registered closed-end management investment company.  The registration of the Company under the Investment Company Act became effective on January 29, 2010.

The Company’s investment objective is to achieve long-term capital appreciation primarily by investing in domestic venture capital and other private companies (“Private Companies”) and, to a lesser extent, domestic and international private funds (“Private Investment Funds”), negotiated private investments in public companies and international direct investments that Merrill Lynch Alternative Investments LLC (“MLAI” or the “Investment Adviser”) believes offer significant long-term capital appreciation. Private Companies are companies in which the equity is closely held by company founders, management and/or a limited number of institutional investors. The Company does not have the right to demand that such equity securities be registered under the Securities Act.

Until December 31, 2013, Bank of America Capital Advisors LLC (“BACA”), a Delaware limited liability company and a registered investment adviser under the Investment Advisers Act of 1940, as amended, served as investment adviser for the Company. Its principal offices were located at 100 Federal Street, Boston, MA 02110. BACA was an indirect wholly-owned subsidiary of, and was controlled by, Bank of America Corporation (“Bank of America”), a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, NC 28255. BACA was responsible for identifying, evaluating, structuring, monitoring and disposing of the Company’s investments and for performing the management and administrative services necessary for the operation of the Company. BACA was compensated as described in Note 3.

Effective December 31, 2013, BACA reorganized into its affiliate, MLAI (the “Reorganization”). As the survivor of the Reorganization and the successor of BACA, MLAI assumed all responsibilities for serving as the Investment Adviser of the Company under the terms of the investment advisory agreement between BACA and the Company. The transfer of the Advisory Agreement from BACA to MLAI was approved by the Company’s Independent Managers on November 25, 2013. The personnel of MLAI who provide services to the Company are the same personnel who previously provided such services to the Company on behalf of BACA.

9

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2014 (Unaudited)

Prior to May 29, 2008, the Company’s investment adviser was UST Advisers, Inc. (the “former investment adviser”). On May 29, 2008, BACA assumed the responsibilities of the former investment adviser to the Company as a result of a transfer (the “Transfer”) of the former investment adviser’s rights and obligations under the Advisory Agreement (as defined below) between the Company and the former investment adviser dated July 1, 2007. The Transfer was approved by the Company’s Independent Managers on March 11, 2008. This change was a product of corporate mergers resulting from the acquisition by Bank of America of U.S. Trust Corporation (“U.S. Trust Corp.”) in July 2007. The Transfer of the Advisory Agreement from the former investment adviser to BACA did not change (i) the way the Company was managed, including the level of services provided, (ii) the team of investment professionals providing services to the Company, or (iii) the management and incentive fees paid by the Company. Until July 1, 2007, United States Trust Company, National Association (“U.S. Trust”), acting through its registered investment advisory division, U.S. Trust-New York Asset Management Division, had served as the investment sub-adviser to the Company (the “Investment Sub-Adviser”).

The former investment adviser, a Delaware corporation and registered investment adviser, had been an indirect wholly-owned subsidiary of, and controlled by, Bank of America, since July 1, 2007. Prior to that, the former investment adviser was an indirect subsidiary of U.S. Trust Corp., a registered financial holding company, which, in turn, was a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”). The former investment adviser assumed the duties of the investment adviser from the previous investment adviser to the Company, U.S. Trust Company, N.A. (“UST-NA”), which was acting through its registered investment advisory division, U.S. Trust Asset Management Division, on December 16, 2005. UST-NA had served as the investment adviser to the Company pursuant to an investment advisory agreement.

On July 1, 2007, U.S. Trust Corp. and its subsidiaries, including the former investment adviser and the Investment Sub-Adviser, were acquired by Bank of America (the “Sale”). The former investment adviser continued to serve as the Investment Adviser to the Company after the Sale (until May 29, 2008, as indicated above) pursuant to a new investment advisory agreement with the Company (the “Advisory Agreement”) that was approved at a special meeting of Members of the Company held on March 15, 2007 and was identical in all material respects, except for the term and the date of effectiveness, to the previous investment advisory agreement. The Investment Sub-Adviser ceased to serve as the investment sub-adviser to the Company after the Sale.

Note 2 — Significant Accounting Policies

A. Basis of Accounting:

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

B. Valuation of Investments:

The Company computes its net asset value as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Investment Adviser in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Private Investment Funds and other investments.  The Board has delegated to the Investment Adviser general responsibility for determining the value of the assets held by the Company.  The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Investment Adviser believes to be reliable.  Generally, the value of each Private Investment Fund will be based primarily upon the value reported to the Company by the Private Investment Fund as of each quarter-end, determined by the Private Investment Fund in accordance with its own valuation policies.  It is expected that most of the Private Investment Funds in which the Company invests will meet the criteria set forth under FASB Certification Topic ASC 820 (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Private Investment Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate net asset value per share or equivalent, an investor may determine fair value by using the net asset value reported to the investor by the underlying investment company. According to the extent ASC 820 is applicable to a Private Investment Fund, the Investment Adviser generally will value the Company’s investment in the Private Investment Fund on a quarterly basis using the practical expedient as of each quarter end, based on the valuation provided to the Investment Adviser by the Private Investment Fund (or the manager thereof on behalf of the Private Investment Fund) in accordance with the Private Investment Fund’s, or its manger’s, as applicable, own valuation policies.

10

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2014 (Unaudited)

Due to the Company’s fiscal quarter ends of January 31, April 30, July 31 and October 31, the Private Investment Funds’ calendar quarter end valuations are adjusted, if applicable, each quarter by capital contributions paid to the Private Investment Fund, capital distributions received from the Private Investment Fund and the change in market price of all publicly traded securities that are held by the Private investment Fund during the interim month. In the event that there is public information regarding one of the underlying portfolio companies held by the Private Investment Fund, an assessment will be made by the Investment Adviser as to whether the Private Investment Fund’s valuation of this company needs to be adjusted as of the Company’s quarter end.

Although the Investment Adviser generally will value the Company’s investments in Private Investment Funds using the practical expedient with any necessary adjustments as described above, there may be situations where the Investment Adviser is either unable to utilize the practical expedient, for example because a Private Investment Fund does not report a quarter end value on a timely basis, or where the Investment Adviser determines that use of the practical expedient is not appropriate as it will not result in a price that represents the current value of the Private Investment Fund. In such circumstances, the Investment Adviser will initiate a process to fair value the Company’s interest in such Private Investment Fund independently of the valuation provided by the Private Investment Fund, subject to review by the Board.

The value for securities for which no public market exists is difficult to determine. Generally, such investments will be valued on a “fair value” basis and in conformity with GAAP. Accordingly, the fair value measurement is determined based on the estimated price a seller would receive in an orderly transaction at the measurement date. For venture capital companies, there are a range of values that are reasonable for such investments at any particular time. Initially, Private Companies are valued based upon their original cost. The original cost valuation will be adjusted based on either a market or appraisal method of valuation. The private market method will only be used with respect to reliable third party transactions by sophisticated, independent investors. The appraisal method will be based upon such inputs affecting the company such as earnings, net worth, reliable private sale prices of the company’s securities, the market prices for similar securities of comparable companies, an assessment of the company’s future prospects or, if appropriate, liquidation value. The values for the investments referred to in this paragraph will be determined regularly by the Investment Adviser subject to review and ratification by the Board and, in any event, not less frequently than quarterly.

In the case of both Private Investment Funds and Private Companies, because of the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At April 30, 2014, market quotations were not readily available for the investments on the Company’s Schedule of Investments which are valued at $41,938,340, or 91.02% of Net Assets. Such securities were valued by the Investment Adviser, under the supervision of the Board. Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

FASB ASC 820-10 “Fair Value Measurements and Disclosure” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

11

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2014 (Unaudited)

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Company generally uses the capital balance reported by the Private Investment Funds as the primary input in its valuation; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations of such interests, any restrictions or illiquidity on such interests, any potential clawbacks by the Private Investment Funds and the fair value of the Private Investment Funds’ investment portfolio or other assets and liabilities.

An individual Private Company’s and Private Investment Fund’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Adviser, Board and Valuation Committee. The Investment Adviser, Board and Valuation Committee consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market. The categorization of the Private Company and the Private Investment Fund within the hierarchy is based upon the pricing transparency of that Private Company and that Private Investment Fund and does not necessarily correspond to the Company’s perceived risk of that Private Company and that Private Investment Fund.

All of the Company’s investments in the Private Companies and Private Investment Funds have been classified within Level 3, and the Company generally does not hold any investments that could be classified as Level 1 or Level 2, as observable prices are typically not available. The Private Investment Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Private Investment Funds for which there is no active market. The Company’s interests in Private Companies and Private Investment Funds, in the absence of a recent and relevant secondary market transaction, are generally classified as Level 3. Assumptions used by the Company, Board or Valuation Committee due to the lack of observable inputs may significantly impact the resulting fair value and, therefore, the Company’s results of operations.

The following table presents the investments carried on the Schedule of Investments by level within the valuation hierarchy as of April 30, 2014.

	Level 1	Level 2	Level 3	Total
Investments in Private Companies
Liquidating Trusts	$–	$–	$–	$–
Preferred Stocks	–	–	35,193,534	35,193,534
Investments in Private Investment Funds
Early-Stage Information Technology	–	–	2,704,841	2,704,841
Early-Stage Life Sciences and Technology	–	–	1,787,546	1,787,546
Multi-Stage Life Sciences, Communications and Health Care	–	–	2,252,419	2,252,419
Totals:	$–	$–	$41,938,340	$41,938,340

12

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2014 (Unaudited)

Valuation Process for Level 3 Fair Value Measurements

The Company generally uses the valuation reported by a Private Investment Fund as a primary input in its valuation of such Private Investment Fund; however, adjustments to the reported valuation may be made in certain circumstances where such use is not applicable or appropriate. In making a valuation determination, the Investment Adviser considers various factors, including, but not limited to, the Private Investment Fund’s valuation policies and procedures of the Private Investment Fund’s investment portfolio or other assets and liabilities, the pricing of new rounds of financing by the underlying investments in the Private Investment Fund, any relevant operational or non-investment issues that may affect the Private Investment Fund, and the valuation of the same investments held by other Private Investment Funds. The valuation process for investments categorized in Level 3 of the fair value hierarchy is completed on a quarterly basis and is designed to subject the valuation of Level 3 investments to an appropriate level of consistency, oversight and review. The Investment Adviser has responsibility for the valuation process and the fair value of investments reported in the financial statements. The Investment Adviser performs initial and ongoing investment monitoring and valuation assessments. The Investment Adviser’s due diligence process includes evaluating the operations and valuation procedures of the managers of the Private Investment Funds and the transparency of those processes through background and reference checks, attendance at investor meetings and periodic site visits. In determining the fair value of investments, the Investment Adviser reviews periodic investor reports and interim and annual audited financial statements received from the Private Investment Funds, reviews material quarter over quarter changes in valuation and assesses the impact of macro market factors on the performance of the Private Investment Funds. The Board reviews investment transactions and monitors performance of the managers of the Private Investment Funds. The fair value recommendations of the Investment Adviser are reviewed and ratified by the Board on a quarterly basis.

The Investment Adviser determines the fair value of the Private Companies based upon various factors, including but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in financial ratios, cash flows or valuations for comparable companies and other measures, which, in many cases, are unaudited at the time received. Valuations may be derived by reference to observable valuation measures for comparable companies or transactions (e.g., multiplying a key performance metric of the investee company such as revenue by a relevant valuation multiple observed in the range of comparable companies or transactions), adjusted by the Investment Adviser for differences between the investment and the referenced comparables. Private Companies may also be valued based on recent financing transactions with adjustments made based on recent activity within a specific industry segment or from the passage of time as the best indicator of fair value.

The Investment Adviser employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular review of key inputs and assumptions, transactional backtesting or disposition analysis to compare unrealized gains and losses to realized gains and losses.

Given that the Company’s fiscal period ends on April 30, valuations received from Private Investment Funds are adjusted for capital contributions and distributions in the interim month and the change in the market price of a publicly traded security is added or subtracted. In the event there is public information regarding one of the Private Investment Funds, an assessment will be made as to whether the Private Investment Fund’s valuation needs to be adjusted.

Investment in Private Company	Fair Value at April 30, 2014	Valuation Techniques(1)	Unobservable Inputs(2)	Average

Private Company	$35,193,534	Market Approach	LTM revenue multiple range	3.0
			Discount for lack of marketability	30%

(1) In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management also considers the following unobservable inputs in considering the fair value of its investments: financial information obtained from each portfolio company including unaudited financial statements for the most recent period available as compared to budgeted numbers; current and projected financial condition of the portfolio company, current and projected ability of the portfolio company to service its debt obligations; type and amount of collateral, if any, underlying the investment; current financial ratios applicable to each investment; current liquidity of the investment and related financial ratios; pending debt or capital restructuring of the portfolio company; projected operating results of the portfolio company; current information regarding any offers to purchase the investment; current ability of the portfolio company to raise any additional financing as needed. Management has determined that market participants would take the inputs into account when valuing the investment. Once management has estimated the underlying entities business enterprise value, a waterfall analysis of the entities capital structure should be considered. LTM means Last Twelve Months.

(2) An increase in the revenue multiple used would increase in the fair value. However, an increase in the discount for lack of marketability would lead to a decrease in the fair value. No interrelationships between the unobservable inputs used in the valuation have been identified.

13

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2014 (Unaudited)

The following table includes a rollforward of the amounts for the six months ended April 30, 2014 for investments classified within Level 3. The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement.

				Multi-Stage
		Early-Stage	Early-Stage	Life Sciences,
	Preferred	Information	Life Sciences	Communications
Fair Value Measurements using Level 3 inputs	Stocks	Technology	and Technology	and Health Care	Total
Balance as of November 1, 2013	$27,578,728	$2,909,788	$2,100,567	$2,736,573	$35,325,656
Net change in unrealized appreciation/(depreciation) on investments	13,678,564	75,470	(229,404)	153,443	13,678,073
Distributions	-	(280,417)	(305,943)	(680,811)	(1,267,171)
Net realized gain/(loss) on investments	(6,063,758)	-	222,326	43,214	(5,798,218)
Balance as of April 30, 2014	$35,193,534	$2,704,841	$1,787,546	$2,252,419	$41,938,340

The net change in unrealized appreciation/(depreciation) relating to Level 3 investments still held as of April 30, 2014 for Private Companies and Private Investment Funds is $13,678,564 and $(491), respectively.

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 as of the end of the reporting period.

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations under Net Realized and Change in Unrealized Gain/(Loss) on Investments.

The valuation of the Company’s Level 3 investments shown in the table above may involve quantitative or qualitative inputs or assumptions that may be unobservable, excluding investments for which fair value is based on unobservable inputs that are not developed by the Investment Adviser such as the net asset value as reported to the Company by the Private Investment Funds or investments for which fair value is determined by recent, pending or expected transactions without adjustment.

The Company had investments in common and preferred stock valued at $35,193,534 at April 30, 2014 based on inputs determined by evaluating a variety of factors including the performance of the Private Companies, macroeconomic conditions, industry and market developments, market valuations for comparable companies and developments specific to the Private Companies, including their capitalization structure and realization opportunities.

The Company had liquidating trust investments valued at $0 at April 30, 2014 using the income approach. The income approach provides the most timely, reliable and accurate value of the Private Company based on the amounts that may be paid to holders of its preferred units upon reaching certain milestones. The Company assigns a remote probability of receiving such payments based on the performance history of the Private Company and other factors.

Investments in Private Companies and Private Investment Funds are closed investment vehicles, which provide for no liquidity or redemption option, and are not readily marketable. Additional information on the investments can be found in the Schedule of Investments.

The estimated remaining life of the Company’s Private Investment Funds as of April 30, 2014 is one to two years with the possibility of extensions in each of the Private Investment Funds.

C. Cash and Cash Equivalents:

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. At April 30, 2014, the Company did not hold any cash equivalents. BNY Mellon Investment Servicing Trust Company serves as the Company’s custodian.

14

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2014 (Unaudited)

D. Use of Estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

E. Security Transactions and Investment Gains and Losses:

Private and Public Companies

Security transactions are recorded on a trade date basis or, in the case of private investments, securities transactions are recorded when the Company has a legal and enforceable right to demand payment. Realized gains and losses on investments sold are recorded on the basis of specific cost. Interest income, adjusted for amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Private Investment Funds

Distributions of cash or in-kind securities from a Private Investment Fund are recorded as a return of capital to reduce the cost basis of the Private Investment Fund until the cost basis reaches zero. Subsequently, any distributions are recorded as realized gains. In-kind securities received from a Private Investment Fund are recorded at fair value. Distributions are recorded when they are received from such Private Investment Fund, as there are no redemption rights with respect to the Private Investment Funds. The Company may also recognize realized losses based upon information received from the Private Investment Fund managers for write-offs taken in the underlying portfolio. Unrealized appreciation/(depreciation) on investments, within the Statement of Operations includes the Company’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions and expenses of each Private Investment Fund.

F. Income Taxes:

The Company is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to the individual Members and, accordingly, there is no provision for income taxes reflected in these financial statements. The Company has a tax year end of December 31.

Differences arise in the computation of Members’ capital for financial reporting in accordance with GAAP and Members’ capital for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Private Investment Funds for federal income tax purposes is based on amounts reported to the Company on Schedule K-1 from the Private Investment Funds. As of April 30, 2014, the Company has not received information to determine the tax cost of the Private Investment Funds. The estimated cost of the Private Companies at April 30, 2014 for federal income tax purposes aggregated $15,067,742. The net unrealized appreciation for federal income tax purposes on the Private Companies at April 30, 2014 was estimated to be $20,125,792. The net appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $24,451,913 and $4,326,121, respectively. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2013, and after adjustment for purchases and sales between January 1, 2014 and April 30, 2014, the estimated cost of the Private Investment Funds at April 30, 2014 for federal income tax purposes aggregated $7,139,668. The net unrealized depreciation for federal income tax purposes was estimated to be $394,862. The net depreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $1,041,148 and $1,436,010, respectively.

15

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2014 (Unaudited)

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2013, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2011 forward (with limited exceptions). FASB ASC 740-10 “Income Taxes” requires the Investment Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Investment Adviser reviewed the Company’s tax positions for the open tax years and has concluded that no provision for taxes is required in the Company’s financial statements. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six months ended April 30, 2014, the Company did not incur any interest or penalties.

G.  Distribution Policy:

Distributions of available cash will be made by the Company at such times and in such amounts as determined by the Board in its sole discretion. Distributions are recorded on the ex-dividend date to Members of record on the record date.

H. Contribution Policy:

Units are issued when contributions are paid. For the six months ended April 30, 2014, no additional units were issued.

I. Restrictions on Transfers:

Limited liability company interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any Interests without the prior written consent of the Company, which may be granted or withheld in the Company’s sole discretion, and in compliance with applicable securities and tax laws.

J. Fees of the Private Investment Funds:

Each Private Investment Fund will charge its investors (including the Company) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to Company level expenses shown on the Company’s Statement of Operations, Members of the Company will indirectly bear the fees and expenses charged by the Private Investment Funds. These fees are reflected in the valuations of the Private Investment Funds and are not reflected in the ratios to average net assets in the Financial Highlights. However, the Company has disclosed in the Financial Highlights a range of the expense ratios and fees charged by the Private Investment Funds.

K. Expenses:

The Company records expenses on an accrual basis. Such accruals require management to make estimates and assumptions that affect the reported amounts, which is consistent with GAAP.

Note 3 — Investment Advisory Fee, Administration Fee and Related Party Transactions

As disclosed in the Company’s registration statement, for the services provided, the Investment Adviser was entitled to receive a management fee at an annual rate equal to 2.00% of the Company’s end of the quarter net assets through the fifth anniversary of the first closing date of April 5, 2001, and 1.00% of net assets thereafter. Effective November 1, 2010, the Company’s management fees are calculated based on average quarterly net assets. This change was made in accordance with the Company’s Advisory Agreement. In prior years, management fees were calculated based on end of quarter net asset value.

As of April 30, 2014, $106,262 was payable to MLAI for management fees.

Until December 31, 2009 in addition to the management fee, the Investment Adviser was entitled to allocations and distributions equal to the incentive carried interest. The incentive carried interest was an amount equal to 20% of the excess, if any, of the Company’s cumulative realized capital gains on Private Companies, over the sum of (i) cumulative realized capital losses on investments of any type, (ii) cumulative gross unrealized capital depreciation on investments of any type and (iii) cumulative net expenses. As of December 31, 2009, the incentive carried interest was eliminated and could no longer be allocated to the Investment Adviser.

16

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2014 (Unaudited)

Pursuant to an Administration and Accounting Services Agreement, the Company retains UMB Fund Services, Inc. (the “Administrator”), formerly known as J.D. Clark & Company, a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation, and investor services to the Company. In consideration for its services, the Company pays the Administrator a quarterly fee of 0.0325% (0.13% on an annualized basis) of the net assets as of the start of business on the first business day of each calendar quarter. For the six months ended April 30, 2014, the Company incurred administration fees totaling $26,023.

Each member of the Board receives $10,000 as an annual retainer and the Chairman of the Board receives an additional $1,000 annual retainer. Also, each member of the Board receives $2,000 per quarterly meeting attended. In addition, each Board member receives $500 per quarterly telephonic meeting and $500 for any other telephonic special meeting. For each audit committee meeting attended, Board members receive $1,500, while the Chairman of the Audit Committee receives an additional $1,000 retainer. Each member of the Board is reimbursed for expenses incurred for attending meetings. No person who is an officer, manager or employee of Bank of America, or its subsidiaries, who serves as an officer, manager or employee of the Company, receives any compensation from the Company.

Affiliates of the Investment Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Private Investment Funds or the Private Companies in which the Company invests and with companies in which the Private Investment Funds invest.

Note 4 — Purchases and Sales of Securities

The Company’s purchases and proceeds received from the sale of investments and distributions received from Private Investment Funds and Private Companies for the six months ended April 30, 2014 were as follows:

Purchases	Proceeds
$-	$1,403,931

Note 5 — Capital Commitments from Members

As of April 30, 2014, each Member has contributed 100% of its share of the total $147,605,000 in capital commitments to the Company.

Note 6 — Capital Commitments

As of April 30, 2014, the Company had unfunded investment commitments to the Private Investment Funds totaling $499,917 as follows:

Private Investment Funds:	Unfunded Commitments
Advanced Technology Ventures VII, L.P.	$-
Burrill Life Sciences Capital Fund, L.P.	6,825
CHL Medical Partners II, L.P.	-
CMEA Ventures VI, L.P.	189,000
Morgenthaler Partners VII, L.P.	-
Prospect Venture Partners II, L.P.	225,000
Sevin Rosen Fund IX, L.P.	-
Tallwood II, L.P.	-
Valhalla Partners, L.P.	79,092
Total	$499,917

17

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2014 (Unaudited)

Note 7 — Transactions with Affiliated Companies

An affiliated company is a company in which the Company has ownership of more than 5% of the voting securities. The Company did not receive dividends from affiliated companies during the six months ended April 30, 2014. Transactions with companies, which are or were affiliates, were as follows:

			For the six months ended April 30, 2014
Non-Controlled Affiliates	Shares/ Principal Amount Held at October 31, 2013	October 31, 2013 Fair Value	Purchases/ Conversion Acquisition	Sales Proceeds/ Conversion	Realized Gain/ (Loss)	Shares/ Principal Amount Held at April 30, 2014	April 30, 2014 Fair Value
Ethertronics, Inc., Series B	4,433,333	$17,073,638	$-	$-	$-	4,433,333	$21,787,867
Ethertronics, Inc., Series C	1,969,205	7,583,797	-	-	-	1,969,205	9,677,771
Ethertronics, Inc., Series D	758,542	2,921,293	-	-	-	758,542	3,727,896
Total		$27,578,728	$-	$-	$-		$35,193,534

Note 8 — Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on the Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Private Investment Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company. Accordingly, the unfunded commitments disclosed under Note 6 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

Note 9 — Concentrations of Market, Credit and Industry Risk

The Company invests in Private Investment Funds and Private Companies. This portfolio strategy presents a high degree of business and financial risk due to the nature of the Private Companies and the underlying portfolio companies in which Private Investment Funds invest, which may include entities with little operating history, minimal capitalization, or operations in new or developing industries.

The Company may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. However, due to the nature of the Company’s investments in the Private Investment Funds and Private Companies, such risks are limited to the Company’s investment in each Private Investment Fund and Private Company, which is the current value set forth in the Schedule of Investments.

Note 10 — Liquidity Risk

The Company focuses its investments in the securities of domestic venture capital and other private companies and, to a lesser extent, in domestic and international private funds, negotiated private investments in public companies and international direct investments that MLAI believes offer significant long-term capital appreciation.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

Note 11 — Subsequent Events

The Company has evaluated all events subsequent to the balance sheet date of April 30, 2014, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

18

Proxy Voting and Form N-Q (Unaudited)

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Company toll-free at 866-637-2587 or by accessing the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the six months ended April 30, 2014.

The Company files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-Q. The Company’s Forms N-Q (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the Company toll-free at 866-637-2587.

19

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.

Item 11. Controls and Procedures.

(a) The Registrant’s Chief Executive and Chief Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable for semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)      Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Venture Partners III, LLC

By (Signature and Title)*	/s/ James D. Bowden
James D. Bowden, President and Chief Executive Officer

Date July 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Bowden
James D. Bowden, President and Chief Executive Officer

Date July 10, 2014

By (Signature and Title)*	/s/ Steven L. Suss
Steven L. Suss, Treasurer and Chief Financial Officer

Date July 10, 2014

* Print the name and title of each signing officer under his or her signature.